Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	3,948	5,492	11,022	1,603
Business combination (Note 3)	—	—	698	102
Other comprehensive income (loss)	325	(335)	—	—
Issuance of subsidiary shares	662	—	—	—
Disposal of subsidiary shares	—	(2,376)	—	—
Accretion of redeemable noncontrolling interests	557	(17)	146	21
Conversion of convertible notes of iQIYI	—	8,258	—	—
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares	—	—	(11,150)	(1,622)

Balance as of December 31	5,492	11,022	716	104